Loss Per Share - Summary of Potential Dilutive Securities Not Included in Diluted Per Share Calculations (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	14,649	6,675	5,462
Warrants
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	125	3,303	3,142
Contingently Issuable Shares
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations		994